Combined Balance Sheets - USD ($)	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 2,168,000	$ 2,668,000	$ 2,401,000
Cash — restricted	100,000	0
Accounts receivable, net	3,208,000	6,772,000	4,711,000
Accounts receivable from related party	590,000	124,000	35,000
Inventories	33,613,000	16,797,000	20,816,000
Other current assets	931,000	3,556,000	225,000
Total current assets	140,510,000	29,917,000	28,188,000
Property, plant, and equipment, net	26,111,000	17,894,000	11,860,000
Goodwill	8,327,000	8,327,000	8,327,000
Deferred tax assets	72,000	72,000	70,000
Lease assets	2,495,000	3,471,000	512,000
Intangible assets, net	1,925,000	2,271,000	2,733,000
Other long-term assets	2,939,000	0	50,000
Total assets	182,379,000	61,952,000	51,740,000
Current liabilities:
Accounts payable	17,624,000	9,011,000	6,432,000
Accrued liabilities	15,538,000	15,574,000	24,707,000
Deferred business combination consideration	100,000,000	0
Contingent consideration liability	0	2,180,000	2,163,000
Notes payable to related party	0	103,000	1,049,000
Current portion of lease liabilities	1,093,000	1,146,000	526,000
Total current liabilities	134,255,000	28,014,000	34,877,000
Long-term supplier liability	3,435,000	5,330,000	7,798,000
Long-term portion of lease liabilities	1,504,000	2,423,000	0
Deferred tax liabilities	254,000	186,000	206,000
Long-term contingent consideration liability		0	2,148,000
Long-term portion of notes payable to related party	0	5,699,000	3,420,000
Other long-term liabilities	424,000	375,000	1,268,000
Total liabilities	139,872,000	42,027,000	49,717,000
Commitments and Contingencies	0	0
Total equity:
Net Parent investment	42,516,000	19,780,000	1,793,000
Accumulated other comprehensive (loss) income	(9,000)	145,000	230,000
Total equity	42,507,000	19,925,000	2,023,000
Total liabilities and equity	182,379,000	61,952,000	51,740,000
AEA-Bridges Impact Corp
Current assets:
Cash	240,329	1,027,517	1,661,085
Cash — restricted	402,367,209	0
Prepaid expenses	22,917	249,167	578,413
Total current assets		1,276,684	2,239,498
Investments held in Trust Account	0	400,249,491	400,085,104
Total assets	402,630,455	401,526,175	402,324,602
Current liabilities:
Accounts payable and accrued liabilities	11,244,872	6,850,353	118,353
Derivative warrant liabilities	13,420,000	34,617,500	46,970,000
Mandatorily redeemable Class A ordinary shares	368,136,945
Deferred underwriting fee payable	9,376,639	13,125,000	13,125,000
Total liabilities	402,178,456	54,592,853	60,213,353
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value, zero as of September 25, 2022 and 40,000,000 shares issued and outstanding at $10.00 per share redemption value December 31, 2021		400,000,000	400,000,000
Total equity:
Preference shares value
Common stock value	1,140
Additional paid-in capital	30,906,382
Accumulated deficit	(30,455,523)	(53,067,678)	(57,889,751)
Total equity	451,999	(53,066,678)	(57,888,751)
Total liabilities and equity	402,630,455	401,526,175	402,324,602
AEA-Bridges Impact Corp | Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value, zero as of September 25, 2022 and 40,000,000 shares issued and outstanding at $10.00 per share redemption value December 31, 2021	0	400,000,000	400,000,000
Total equity:
Common stock value
AEA-Bridges Impact Corp | Common Class B [Member]
Total equity:
Common stock value		$ 1,000	$ 1,000